FAIR VALUE MEASUREMENTS - Schedule of Fair Value of Assets (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS (Details) - Schedule of Fair Value of Assets [Line Items]
Investments held in Trust Account	$ 37,205,930	$ 36,605,106
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE MEASUREMENTS (Details) - Schedule of Fair Value of Assets [Line Items]
Investments held in Trust Account	37,205,930	36,605,106
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE MEASUREMENTS (Details) - Schedule of Fair Value of Assets [Line Items]
Investments held in Trust Account	0	0
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS (Details) - Schedule of Fair Value of Assets [Line Items]
Investments held in Trust Account	$ 0	$ 0